Related Party Transactions	3 Months Ended	12 Months Ended
	Apr. 30, 2014	Jan. 31, 2014
Related Party Transactions [Text Block]
13.	Related Party Transactions

During the three months ended April 30, 2014, the Company recorded general and administrative expenses – wages and salaries of $30,441 (2013: $30,441) in stock option compensation expense related to the vesting of stock options issued the directors and officers of the Company. These amounts are included as a component of general and administrative expenses on the consolidated statement of comprehensive loss.

Pursuant to a board agreement dated September 24, 2013, the Company has agreed to issue 75,000 shares of common stock every three months over the term of the one year contract in connection with the appointment of a director of the Company, for an aggregate of 300,000 common shares over the term. During the three months ended April 30, 2014, the Company recorded directors fees of $15,000 (2013: $Nil) in respect of the third tranche of 75,000 common shares that have been earned under this agreement. This amount is included in common stock to be issued at April 30, 2014. The fair value of $0.20 per share was determined with reference to the quoted market price of the Company’s shares on the date these shares were committed to be issued.

17.      Related Party Transactions

During the year ended January 31, 2014, the Company recorded directors fees of $56,000 (2013: $Nil) for cash compensation paid to directors of the Company, $56,700 (2013: $Nil) in common stock compensation for shares of common stock issued to directors of the Company related to services provided as directors, and $267,918 (2013: $63,276) in stock option compensation expense related to the vesting of stock options issued the directors and officers of the Company. These amounts are included as a component of general and administrative expenses on the consolidated statement of comprehensive loss.

On January 6, 2014, the Company entered into an Amendment Agreement with a director of the Company whereby the Company amended the terms of the director’s compensation in connection with a board agreement dated July 19, 2013. Under the terms of the Amendment Agreement, the Company issued an aggregate of 450,000 shares of common stock to the director in exchange for the cancellation of an aggregate of 450,000 stock options issued to the director in connection with his appointment as a director. See note 14 (xiii).

During the year ended January 31, 2014, the Company issued 75,000 common shares pursuant to a board agreement dated September 24, 2013, whereby the Company has agreed to issue 75,000 shares of common stock every three months over the term of the one year contract in connection with the appointment of a director of the Company, for an aggregate of 300,000 common shares over the term. During the year ended January 31, 2014, the Company recorded directors fees of $18,000 (2013: $Nil) in respect of the first 75,000 common shares that have been earned under this agreement. At January 31, 2014, an amount of $7,500 relating to an additional 75,000 common shares issuable under the terms of this agreement were included in common stock to be issued. The fair value of $0.10 per share was determined with reference to the quoted market price of the Company’s shares on the date these shares were committed to be issued.